Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance. Non-controlling interests in subsidiaries are presented separately from the Company's equity therein.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company's financial statements include allowance for doubtful accounts, inventory valuation, impairment of long-lived assets, fair value of available-for-sale investments, present value of operating lease assets and liabilities, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

Going concern

(d) Going concern

Although the Company incurred a negative cash flows from operations for the year ended December 31, 2019 and had accumulated deficits as of that date, the Company improved its liquidity position by selling non-core assets and investments. Furthermore, the Company continually focused on reducing operating costs, including at the Company management level by reducing headcount, changing to lower cost vendors and reducing travel expenses. As a result, the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

Fair value of financial instruments

(e) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

● Level 1—Observable unadjusted quoted prices in active markets for identical assets or liabilities.

● Level 2—Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

● Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company's evaluation of those factors change. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company's consolidated assets, liabilities, equity and net income or loss.

The Company's financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, loan receivable, loan to related party, available-for-sale securities and accounts payable. For cash and cash equivalents, restricted cash, accounts receivable, and accounts payable, the carrying amounts of these financial instruments as of December 31, 2018 and 2019 were considered representative of their fair values due to their short-term nature. The carrying values of loan receivable and loan to related party approximate their fair values as the impact of discounting the loan receivable and loan to related party with a market based interest rate is insignificant. The marketable securities are carried at fair values based on an independent valuation report.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Cash balances of the Company that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Company does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Company complies with all processes mentioned below as required.

The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China's foreign exchange trading system market. The Company's aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB120,159,160 ($17,507,746) and RMB56,795,796 ($8,141,366) as of December 31, 2018 and 2019, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents and restricted cash held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Restricted cash

(g) Restricted cash

Under third-party bank channel sales arrangements, the Company is required to maintain certain cash balances in the banks. Such balances are classified as restricted cash in the balance sheet and amounted to $76,243 and $75,543 as of December 31, 2018 and 2019, respectively.

Inventory, net

(h) Inventory, net

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or net realizable value. Adjustments are recorded to write down the inventory to the estimated net realizable value. The Company estimates excess and slow-moving inventory based upon assumptions of future demand and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Available for sale securities

(i) Available for sale securities

The Company invests in marketable equity securities to meet business objectives. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities in investment securities. The assessment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders' equity. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of operations and comprehensive income (loss). The new cost basis of the investments would not be adjusted for subsequent recoveries in fair values. The Company recorded no impairments of available-for-sale securities for the years ended December 31, 2017, 2018 and 2019.

Property and equipment, net

(j) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Buildings	20 years
Machinery	10 years
Information technology equipment	5 years
Computers and office equipment	3-5 years
Vehicles	3-4 years

Acquired intangible assets, net

(k) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

Held-for-sale assets

(l) Held-for-sale assets

Assets are classified as held-for-sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. A long-lived asset classified as held-for-sale shall be measured at the lower of its carrying amount or fair value less cost to sell. An impairment test is required and an impairment charge is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

During 2017, the Company classified HJX product related assets, intangible assets and prepaid copyright expense, of $475,936 as held-for-sale as the Company reached an agreement in June 2017 to sell a majority stake in its HJX related business to a third-party investor and operator. Specifically, the agreement includes the establishment of a joint venture that will be controlled and operated by such third party. Refer to Note 20 for related discussion.

During 2017, the Company also classified land use rights and related building with carrying amount $16,546,694 as held-for-sale at the time management committed to a plan to sell the shares of Bright Rainbow to a third-party. Bright Rainbow owns the entire share capital of Shanghai HJX, which owns the land use rights to the land plot located in the Qingpu district of Shanghai and all the buildings, fixtures and related facilities. The sale was subsequently completed in early 2018.

During 2018, the Company classified buildings with carrying amount $2,411,294 as held-for-sale as the Company reached an agreement on December 10, 2018 to sell its prior principal office to a third-party. The sale was subsequently completed in early 2019.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Company evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Investment in affiliates

(n) Investment in affiliates

Affiliated companies are entities which the Company owes equity interest in common stock or in-substance common stock. The affiliated companies are classified by the companies in which the Company has significant influence or non-significant influence. The Company generally considers an ownership interest of 20% or higher to represent significant influence.

The affiliated companies in which the Company has non-significant influence are accounted for using the cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Company's consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. A series of operating losses of the investee or other factors may indicate that a decrease in value of the investment has occurred which is other-than-temporary and should accordingly is recognized.

Affiliated companies in which the Company has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Company's consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. The Company evaluates each equity method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Company would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

In the periods presented in the consolidated financial statements, the Company did not hold any investment in affiliates.

Loan receivable

(o) Loan receivable

The loan receivable in the consolidated balance sheets as of December 31, 2018 and 2019 represents a loan receivable (the "Note") from a third party (the "Borrower"), net of provision for credit losses, if any. Interest income derived from the loan is recognized as earned. At each balance sheet date, amounts due under the Note are assessed for purposes of determining the appropriate provision for credit losses. In order to estimate the allowance for credit losses, the Company assesses at each period end the ability of the Borrower to meet its obligations under the loan agreement by taking into consideration existing economic conditions, the current financial condition of the Borrower and historical losses, if any, and any other risks/factors that may affect its future financial condition and its ability to meet its obligations. The Note was personally guaranteed by Mr. Robert W. Roche ("Mr. Roche"), Acorn International's co-founder and current executive chairman. Mr. Roche unconditionally and irrevocably guarantees to Acorn the due and prompt payment by the Borrower of any unpaid principal and interest. See Note 8.

Revenue recognition

(p) Revenue recognition

On January 1, 2018, the Company adopted ASU 2014-09 on revenue from contracts with customers using the modified retrospective method. The adoption did not have a material impact on the Company's consolidated financial statements. The Company recognizes revenue on product sales in the period in which the Company satisfies its performance obligation and control of the product is transferred to the customer.

Direct sales

The Company's direct sales revenues consist primarily of product sales through its outbound marketing platforms and Internet sales platforms. The Company's sales arrangements with customers are predominately short term in nature and generally provide for transfer of control at the time when the products are delivered to and accepted by the customers (e.g. "F.O.B. Destination") as this is the point at which title and risk of loss of the product transfers to the customer. At the end of each period, the Company adjusts revenues and cost of sales for the unsuccessful product deliveries, data for which was provided by the delivery companies used by the Company. The amount of revenue recorded reflects the consideration to which the Company expects to be entitled in exchange for goods.

Distribution sales

The Company's distribution sales consist of product sales to distributors across the country. The Company's sales arrangements with distributors are predominately short term in nature and generally provide for transfer of control at the time when the products are delivered to and accepted by the distributors (e.g. "F.O.B. Destination") as this is the point at which title and risk of loss of the product transfers to the distributors. The amount of revenue recorded reflects the consideration to which the Company expects to be entitled in exchange for goods and may include adjustments for customer allowance and rebates. The distributor agreements do not provide discounts, chargebacks, price protection or stock rotation rights.

Revenue and billing

The Company generally accepts orders from customers through receipt of orders from e-commerce platforms, purchase orders and purchasing contracts. The pricing and selling terms are based on market factors, costs, and competition. The customers through e-commerce platforms are billed at the time they place the order, while distributors are billed when the Company's products are delivered to and accepted by them in accordance with the terms of the sales agreement. As the Company's standard payment terms are less than one year, the Company has elected the practical expedient under Accounting Standards Codification ("ASC") 606-10-32-18 to not assess whether a contract has a significant financing component. The Company also elected the practical expedient provided in ASC 606-10-25-18B to treat all product shipping and handling activities as fulfillment activities, and therefore recognizes the gross revenue associated with the contract, inclusive of any shipping and handling revenue. This approach is similar to the Company's prior practice and therefore the effect of the new guidance is immaterial.

Inventory returns

The customers are entitled to return the goods sold through an online platform within seven days upon the receipt of goods and are not required to provide any reason for sales return, as long as the goods are returned intact and in good condition, subject to local regulations of internet shopping. The Company establishes an estimated allowance for these returns based on past experience. Sales revenue and cost of sales are presented net of anticipate estimated returns. In addition, customers generally may return products to the Company within thirty days after delivery if there is a quality defect or if a product fails to meet its specifications, subject to shorter periods provided in policies of the platforms on which the goods are sold. The Company's warranties generally provide for repair of product defects within one year following the purchase date at the Company's cost. To the extent that the manufacturer of the defective product is a third party, the manufacturer is contractually obligated to either repair the defective product or reimburse the Company for any related expenses. The distributors are allowed to return any defective products they receive from the Company.

Sales taxes

The Company presents revenues net of sales taxes incurred. Sales taxes amounted to $250,291, $365,849 and $311,435 for the years ended December 31, 2017, 2018 and 2019, respectively. Before subtracting sales taxes, gross direct sales revenues were $16,059,979, $20,536,235 and $31,959,787 and gross distribution sales revenues were $1,257,341, $4,916,883 and $5,836,141 for the years ended December 31, 2017, 2018 and 2019, respectively.

Advertising expenses

 (q) Advertising expenses

The Company records cash advances paid for advertisements as prepaid advertising expenses and then expenses the prepaid advertising expenses at the time the first advertisement takes place. Advertising expenses were $1,725,940, $1,290,527 and $2,438,131 for the years ended December 31, 2017, 2018 and 2019, respectively.

Shipping and handling costs

(r) Shipping and handling costs

The Company records costs incurred for outbound shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $735,815, $447,329 and $828,686 for the years ended December 31, 2017, 2018 and 2019, respectively.

Operating leases

(s) Operating leases

On January 1, 2019, the Company adopted ASU 2016-02 - Leases using the alternative modified retrospective transition method provided in ASU 2018-11, "Leases (Topic 842): Target Improvements".

The Company determines if an arrangement is a lease or contains a lease at inception. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the Company's operating leases, the Company generally use an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating right-of-use ("ROU") assets are generally recognized based on the amount of the initial measurement of the lease liability. Lease expense is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components as a single lease component for all leases.

Operating leases are included in ROU assets, current operating lease liabilities and non-current operating lease liabilities on the consolidated balance sheets.

Government subsidies

(t) Government subsidies

The Company receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Company, including value-added and income taxes. The Company records unrestricted government subsidies as other income (expenses), net in the consolidated statements of operations when these subsidies from the government agencies are received.

The government subsidies in 2017, 2018 and 2019 were nil, $53,965 and $1,295,884, respectively.

Income taxes

(u) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Company classifies interests and penalties related to income tax matters in income tax expense.

Foreign currency translation

(v) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, and Bright Rainbow are the US dollar. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Company's PRC subsidiaries and VIEs are denominated in RMB, which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as component of comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

The aggregated losses through foreign currency transactions in 2017, 2018 and 2019 were $(241,771), $(126,582) and $(58,824), respectively.

Concentration of credit risk

(w) Concentration of credit risk

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, loan receivable and loan to related party. All of the Company's cash and cash equivalents and restricted cash are held with large PRC state-owned financial institutions. The Company engages delivery companies, mainly EMS, to deliver products to customers and to collect cash from the customers using direct sales platforms. The Company conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Company establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers. The Company evaluated its credit risk with the loan receivable and loan to related party by performing ongoing evaluation on the borrower's financial condition. The loan agreements have a personal guarantee from Mr. Roche and are pledged with the equity of the borrower.

Share-based compensation

(x) Share-based compensation

Share-based compensation cost is measured at grant date, based on fair value of the award, and recognized in expense over the requisite service period. For performance-based awards, the Company uses graded vesting when the performance condition is considered probable. The Company has made an estimate of expected forfeitures and recognizes compensation costs only for those equity awards expected to vest.

Income (loss) per share

(y) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Company's shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Non-controlling interest

(z) Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income (loss) are attributed to controlling and non-controlling interests.

Recently adopted and issued accounting pronouncements

(aa) Recently adopted and issued accounting pronouncements

ASU 2016-02 - Leases. In February 2016, the FASB issued ASU 2016-02, Leases (ASU 2016-02), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early application permitted. Upon adoption, lessees must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements.

The Company adopted the standard on January 1, 2019 using the alternative modified retrospective transition method provided in ASU 2018-11, "Leases (Topic 842): Target Improvements". Under this method, the Company recorded a cumulative-effect adjustment as of January 1, 2019 and did not record any retrospective adjustments to comparative periods to reflect the adoption of ASC 842. The new standard provides a number of optional practical expedients in transition. The Company has elected the 'package of practical expedients' which permits the Company not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company has not elected the use-of-hindsight. Adoption of ASC 842 resulted in the recognition of ROU assets of $2.1 million and lease liabilities of $2.1 million, as of January 1, 2019 for operating leases on its consolidated balance sheets, with no impact to the Company's consolidated statements of operations and consolidated statements of cash flows. See Note 16, Lease Commitments, for further discussion.

ASU 2016-13 - Financial Instruments. In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (ASU 2016-13). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is currently evaluating the timing of adoption and impact of ASU 2016-13 and estimates that the adoption will not have a material impact on its consolidated financial statements.

ASU 2018-02 - Tax Effects from Accumulated Other Comprehensive Income. In February 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which is effective for the annual report period beginning after the December 15, 2018 including the interim reporting period within that period. This update allows companies to reclassify from Accumulated Other Comprehensive Income to Retained Earnings standard tax effects resulting from the enactment of the Tax Cuts and Jobs Act in the United States (the "Tax Act"). The Company evaluated the effect of ASU 2018-02 and concluded that adoption did not have a material impact on its consolidated financial statements. The Company adopted this new guidance on January 1, 2019.